STOCKHOLDERS' EQUITY - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012 Maximum [Member]	Aug. 16, 2011 Datum [Member]	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock
Class of Stock [Line Items]
Share-based compensation	$ 114
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	992,108	48,793		48,793,000		48,793
Stock Issued During Period, Shares, Share-based Compensation, Gross		111,691	125,020		111,691
Restricted Stock Award Forfeitures Rate		4.50%
Restricted Stock or Unit Expense		21
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total		$ 1,014
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		4 years 10 months 24 days